LEASES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 25, 2021	Dec. 26, 2020	Dec. 28, 2019
Leases
Retained earnings	$ 1,678,121	$ 1,182,680
Right-of-use assets	96,703	77,245
Operating lease liability	$ 99,787
Lessee, Operating Lease, Existence of Option to Extend	true
Rent expense	$ 40,100	$ 28,400	$ 29,900
Operating lease weighted average remaining term	7 years 3 months 29 days	6 years 10 months 2 days
Operating lease weighted average discount rate	2.87%	3.12%
Lease costs
Operating lease cost	$ 30,054	$ 21,594
Short-term lease cost	5,264	2,863
Variable lease cost	4,761	3,985
Sublease Income	3,109	1,013
Total lease cost	36,970	27,429
Cash paid - operation leases	27,400	$ 20,000
Right-of-use assets obtained in exchange for new operating leases	46,700		$ 12,800
Future minimum payments
2022	26,378
2023	21,040
2024	15,842
2025	13,164
2026	11,140
Thereafter	27,123
Total minimum lease payments	114,687
Less present value discount	(14,900)
Total lease liability	$ 99,787
Minimum
Leases
Length of lease (in years)	1 year
Renewal options of lease	5 years
Minimum | Motor vehicles
Leases
Length of lease (in years)	1 year
Minimum | Equipment
Leases
Length of lease (in years)	1 year
Minimum | Aircraft
Leases
Length of lease (in years)	1 year
Maximum
Leases
Length of lease (in years)	10 years
Renewal options of lease	15 years
Maximum | Motor vehicles
Leases
Length of lease (in years)	10 years
Maximum | Equipment
Leases
Length of lease (in years)	10 years
Maximum | Aircraft
Leases
Length of lease (in years)	10 years